Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	PROSPECTOR FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001402472
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Prospector Capital Appreciation Fund (Prospectus Summary) | Prospector Capital Appreciation Fund | No Classes
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAFX
Prospector Opportunity Fund (Prospectus Summary) | Prospector Opportunity Fund | No Classes
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POPFX

Prospector Capital Appreciation Fund (Prospectus Summary) | Prospector Capital Appreciation Fund
CAPITAL APPRECIATION FUND
Investment Objective
The investment objective of the Capital Appreciation Fund is capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Prospector Capital Appreciation Fund No Classes
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Prospector Capital Appreciation Fund No Classes
Management Fees		1.10%
Distribution and Service (12b-1) Fees		0.07%
Other Expenses		0.84%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		2.02%
Fee Waiver and Expense Reimbursement	[2]	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.51%
[1]	Acquired Fund Fee Expenses ("AFFE") are indirect fees and expenses the Fund incurs from investing in the shares of other mutual funds ("Acquired Fund(s)"). The fees represent the Fund's pro rata portion of the cumulative expenses charged by the Acquired Funds and are not direct costs paid by Fund shareholders. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets: Before Expense Reimbursement in the Financial Highlights of 1.50%, which reflects the operating expenses of the Fund and does not include AFFE.
[2]	The Investment Manager has contractually agreed to waive a portion of its fees and/or pay Fund expenses (excluding interest, taxes and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Capital Appreciation Fund to 1.50% of its average daily net assets (the "Expense Cap") through at least September 30, 2012. The Expense Cap may only be terminated or revised by the Board of Directors. The Investment Manager is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid. This reimbursement may be requested by the Investment Manager if the aggregate amount actually paid by the Capital Appreciation Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the
Capital Appreciation Fund with the cost of investing in other mutual funds.
The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Prospector Capital Appreciation Fund No Classes	154	584	1,041	2,307

Portfolio Turnover.
The Capital Appreciation Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Capital Appreciation Fund invests primarily in a variety of equity and equity-related securities, including common stocks, convertible preferred and convertible debt securities. The Capital Appreciation
Fund attempts to buy investments priced to generate long-term total returns significantly above those of general stock indices and U.S. treasuries. Using a value orientation, the Investment Manager will invest in positions in the United
States and other developed markets. The Investment Manager's investment strategy consists of bottom-up fundamental value analysis with an emphasis on balance sheet strength. Qualitative factors will also be considered, including quality of management, quality of product or service, overall franchise or brand value, composition of the board of directors, and the uniqueness of the business model. The Investment Manager looks for the presence of a catalyst to improve internal performance, such as a change in management, a new management incentive program closely linked to the price of the stock, the sale of an underperforming asset or business unit, or a positive change in industry fundamentals.

The Investment Manager believes that fundamental analysis can identify undervalued investment opportunities. Substantial gains are possible whenever a security's price does not accurately reflect future cash flow and earnings power or where current or future asset values have not been fully recognized. The
Investment Manager believes that risk can be managed through a careful selection process that focuses on the relationship between the actual market price of a security and the intrinsic value of which the security represents an interest.

The investment program of the Capital Appreciation Fund will focus on value. The
Investment Manager believes that value will typically be manifest in one of four ways: (1) cheap underlying assets as measured by analytical techniques such as private market value, replacement cost, or mark to market; (2) attractive corporate financial characteristics such as free cash flow yield, dividend yield and price/earnings (P/E) ratio; (3) depressed stock price (often known as contrarian investing); and (4) companies with growth characteristics selling substantially less expensive compared to their own history or other similar growers. Suitable securities often look attractive on more than one measure of value.

Once a company is identified as a potential investment, the Investment Manager examines the capital structure to determine whether any attractive convertible securities are outstanding. In general, convertible securities: (1) have higher yields than common stocks but lower yields than comparable non-convertible securities; (2) may be subject to less fluctuation in value than the underlying stock because of their income and redemption features; and (3) provide potential for capital appreciation if the market price of the underlying common stock increases (and in those cases may be thought of as "equity substitutes").
Because of the conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock. The underlying equity need not be a value situation if the downside is well protected by the bond-like characteristics of the particular convertible security.

The distressed securities in which the Capital Appreciation Fund may invest include all types of debt obligations such as corporate bonds, debentures, notes, municipal bonds and, to the extent permitted by applicable laws and regulations, securities issued by troubled foreign issuers, including foreign governments.

The Fund may invest in restricted securities including, but not limited to, private placements of equity and/or debt securities of private companies. In particular, the Fund anticipates investing in unregistered securities which may be sold under Rule 144A of the Securities Act of 1933 ("144A securities").

In pursuit of its value-oriented strategy, the Capital Appreciation Fund will invest without regard to market capitalization. The Capital Appreciation Fund may also engage in currency transactions as well as transactions involving the purchase and sale of options on securities and other types of derivatives.

Principal Investment Risks
The Capital Appreciation Fund is subject to several risks, any of which could cause an investor to lose money.

With a portion of the Capital Appreciation Fund's assets allocated to stocks, the Capital Appreciation Fund is subject to the following associated risk. Losing all or a portion of your investment is a risk of investing in the
Fund. The following additional risks could affect the value of your investment:

·  Stock Market Risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. When the stock market is subject to significant volatility, the risks associated with an investment in the Fund may increase.

With a portion of its assets allocated to debt securities, the Capital
Appreciation Fund is subject to the following associated risks:

·  Interest Rate Risk, which is the chance that the value of debt securities overall will decline because of rising interest rates;

·  Income Risk, which is the chance that the Capital Appreciation Fund's income will decline because of falling interest rates;

·  Credit Risk, which is the chance that a debt issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that debt to decline;
   and

·  High Yield Securities Risk, which is the risk that debt securities in the lower rating categories are subject to a greater probability of loss in principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

With a portion of its assets allocated to foreign securities, the Capital
Appreciation Fund is subject to the following associated risks:

·  Foreign Securities Risk, which is the risk associated with investments in foreign countries. The following factors make foreign securities more volatile: political, economic and social instability; foreign securities may be harder to sell, brokerage commissions and other fees may be higher for foreign securities; and foreign companies may not be subject to the same disclosure and reporting standards as U.S. companies.

·  Currency Risk, which is the risk that the value of foreign securities may be affected by changes in currency exchange rates.

With a portion of its assets allocated to derivatives for risk management or hedging purposes, the Capital Appreciation Fund is subject to the following associated risk:

·  Derivatives Risk, which is the risk that the greater complexity involved with the use of derivatives may expose the Capital Appreciation Fund to greater risks and result in poorer overall performance.

With a portion of its assets allocated to investments in smaller and mid-sized companies, the Capital Appreciation Fund is subject to the following associated risk:

·  Smaller and Mid-Sized Companies Risk, which is the risk that the securities of such issuers may be comparatively more volatile in price than those of companies with larger capitalizations, and may lack the depth of management and established markets for their products and/or services that may be associated with investments in larger issuers.

With a portion of its assets allocated to investments in value securities, the
Capital Appreciation Fund is subject to the following associated risk:

·  Value Investing. Value securities may not increase in price as anticipated by the Investment Manager, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the Investment
   Manager believes will increase a security's market value do not occur.

With a portion of its assets allocated to investments in restricted securities, the Capital Appreciation Fund is subject to the following associated risk:

·  Restricted Securities. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. It may not be possible to sell certain restricted securities at any particular time or at an acceptable price.

Performance
The following performance information indicates some of the risks of investing in the Capital Appreciation Fund.  The bar chart illustrates the variability of the Fund's returns by showing changes in the Fund's performance from year to year. The table illustrates how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at http://prospectorfunds.com/performance.html or by calling the Fund toll-free at 1-877-734-7862.

Capital Appreciation Fund Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Fund's highest quarterly return was 16.65% for the quarter ended September 30, 2009, and the lowest quarterly return was -15.04% for the quarter ended September 30, 2008.

Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns Prospector Capital Appreciation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
No Classes	Return Before Taxes	17.52%	3.62%	Sep 28, 2007
No Classes After Taxes on Distributions	Return After Taxes on Distributions	16.83%	3.27%	Sep 28, 2007
No Classes After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.88%	2.98%	Sep 28, 2007
S&P 500 Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	(3.73%)	Sep 28, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

The "Return After Taxes on Distributions and Sale of Fund Shares" figure is higher than other return figures when a net capital loss occurs upon the redemption of Fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
Prospector Capital Appreciation Fund (Prospectus Summary) | Prospector Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CAPITAL APPRECIATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Capital Appreciation Fund is capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Capital Appreciation Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets: Before Expense Reimbursement in the Financial Highlights of 1.50%, which reflects the operating expenses of the Fund and does not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Capital Appreciation Fund with the cost of investing in other mutual funds.
The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Capital Appreciation Fund invests primarily in a variety of equity and equity-related securities, including common stocks, convertible preferred and convertible debt securities. The Capital Appreciation
Fund attempts to buy investments priced to generate long-term total returns significantly above those of general stock indices and U.S. treasuries. Using a value orientation, the Investment Manager will invest in positions in the United
States and other developed markets. The Investment Manager's investment strategy consists of bottom-up fundamental value analysis with an emphasis on balance sheet strength. Qualitative factors will also be considered, including quality of management, quality of product or service, overall franchise or brand value, composition of the board of directors, and the uniqueness of the business model. The Investment Manager looks for the presence of a catalyst to improve internal performance, such as a change in management, a new management incentive program closely linked to the price of the stock, the sale of an underperforming asset or business unit, or a positive change in industry fundamentals.

The Investment Manager believes that fundamental analysis can identify undervalued investment opportunities. Substantial gains are possible whenever a security's price does not accurately reflect future cash flow and earnings power or where current or future asset values have not been fully recognized. The
Investment Manager believes that risk can be managed through a careful selection process that focuses on the relationship between the actual market price of a security and the intrinsic value of which the security represents an interest.

The investment program of the Capital Appreciation Fund will focus on value. The
Investment Manager believes that value will typically be manifest in one of four ways: (1) cheap underlying assets as measured by analytical techniques such as private market value, replacement cost, or mark to market; (2) attractive corporate financial characteristics such as free cash flow yield, dividend yield and price/earnings (P/E) ratio; (3) depressed stock price (often known as contrarian investing); and (4) companies with growth characteristics selling substantially less expensive compared to their own history or other similar growers. Suitable securities often look attractive on more than one measure of value.

Once a company is identified as a potential investment, the Investment Manager examines the capital structure to determine whether any attractive convertible securities are outstanding. In general, convertible securities: (1) have higher yields than common stocks but lower yields than comparable non-convertible securities; (2) may be subject to less fluctuation in value than the underlying stock because of their income and redemption features; and (3) provide potential for capital appreciation if the market price of the underlying common stock increases (and in those cases may be thought of as "equity substitutes").
Because of the conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock. The underlying equity need not be a value situation if the downside is well protected by the bond-like characteristics of the particular convertible security.

The distressed securities in which the Capital Appreciation Fund may invest include all types of debt obligations such as corporate bonds, debentures, notes, municipal bonds and, to the extent permitted by applicable laws and regulations, securities issued by troubled foreign issuers, including foreign governments.

The Fund may invest in restricted securities including, but not limited to, private placements of equity and/or debt securities of private companies. In particular, the Fund anticipates investing in unregistered securities which may be sold under Rule 144A of the Securities Act of 1933 ("144A securities").

In pursuit of its value-oriented strategy, the Capital Appreciation Fund will invest without regard to market capitalization. The Capital Appreciation Fund may also engage in currency transactions as well as transactions involving the purchase and sale of options on securities and other types of derivatives.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Capital Appreciation Fund is subject to several risks, any of which could cause an investor to lose money.

With a portion of the Capital Appreciation Fund's assets allocated to stocks, the Capital Appreciation Fund is subject to the following associated risk. Losing all or a portion of your investment is a risk of investing in the
Fund. The following additional risks could affect the value of your investment:

·  Stock Market Risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. When the stock market is subject to significant volatility, the risks associated with an investment in the Fund may increase.

With a portion of its assets allocated to debt securities, the Capital
Appreciation Fund is subject to the following associated risks:

·  Interest Rate Risk, which is the chance that the value of debt securities overall will decline because of rising interest rates;

·  Income Risk, which is the chance that the Capital Appreciation Fund's income will decline because of falling interest rates;

·  Credit Risk, which is the chance that a debt issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that debt to decline;
   and

·  High Yield Securities Risk, which is the risk that debt securities in the lower rating categories are subject to a greater probability of loss in principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

With a portion of its assets allocated to foreign securities, the Capital
Appreciation Fund is subject to the following associated risks:

·  Foreign Securities Risk, which is the risk associated with investments in foreign countries. The following factors make foreign securities more volatile: political, economic and social instability; foreign securities may be harder to sell, brokerage commissions and other fees may be higher for foreign securities; and foreign companies may not be subject to the same disclosure and reporting standards as U.S. companies.

·  Currency Risk, which is the risk that the value of foreign securities may be affected by changes in currency exchange rates.

With a portion of its assets allocated to derivatives for risk management or hedging purposes, the Capital Appreciation Fund is subject to the following associated risk:

·  Derivatives Risk, which is the risk that the greater complexity involved with the use of derivatives may expose the Capital Appreciation Fund to greater risks and result in poorer overall performance.

With a portion of its assets allocated to investments in smaller and mid-sized companies, the Capital Appreciation Fund is subject to the following associated risk:

·  Smaller and Mid-Sized Companies Risk, which is the risk that the securities of such issuers may be comparatively more volatile in price than those of companies with larger capitalizations, and may lack the depth of management and established markets for their products and/or services that may be associated with investments in larger issuers.

With a portion of its assets allocated to investments in value securities, the
Capital Appreciation Fund is subject to the following associated risk:

·  Value Investing. Value securities may not increase in price as anticipated by the Investment Manager, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the Investment
   Manager believes will increase a security's market value do not occur.

With a portion of its assets allocated to investments in restricted securities, the Capital Appreciation Fund is subject to the following associated risk:

·  Restricted Securities. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. It may not be possible to sell certain restricted securities at any particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	The Capital Appreciation Fund is subject to several risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Capital Appreciation Fund.  The bar chart illustrates the variability of the Fund's returns by showing changes in the Fund's performance from year to year. The table illustrates how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at http://prospectorfunds.com/performance.html or by calling the Fund toll-free at 1-877-734-7862.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Capital Appreciation Fund. The bar chart illustrates the variability of the Fund's returns by showing changes in the Fund's performance from year to year. The table illustrates how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-734-7862
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://prospectorfunds.com/performance.html
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Capital Appreciation Fund Calendar Year Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund's highest quarterly return was 16.65% for the quarter ended September 30, 2009, and the lowest quarterly return was -15.04% for the quarter ended September 30, 2008.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" figure is higher than other return figures when a net capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

The "Return After Taxes on Distributions and Sale of Fund Shares" figure is higher than other return figures when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2010)
Prospector Capital Appreciation Fund (Prospectus Summary) | Prospector Capital Appreciation Fund | No Classes
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.04%)
Prospector Capital Appreciation Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.73%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Prospector Capital Appreciation Fund | No Classes
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	584
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,041
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,307
Annual Return 2008	rr_AnnualReturn2008	(26.67%)
Annual Return 2009	rr_AnnualReturn2009	30.74%
Annual Return 2010	rr_AnnualReturn2010	17.52%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Prospector Capital Appreciation Fund | No Classes | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Prospector Capital Appreciation Fund | No Classes | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007

[1]	Acquired Fund Fee Expenses ("AFFE") are indirect fees and expenses the Fund incurs from investing in the shares of other mutual funds ("Acquired Fund(s)"). The fees represent the Fund's pro rata portion of the cumulative expenses charged by the Acquired Funds and are not direct costs paid by Fund shareholders. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets: Before Expense Reimbursement in the Financial Highlights of 1.50%, which reflects the operating expenses of the Fund and does not include AFFE.
[2]	The Investment Manager has contractually agreed to waive a portion of its fees and/or pay Fund expenses (excluding interest, taxes and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Capital Appreciation Fund to 1.50% of its average daily net assets (the "Expense Cap") through at least September 30, 2012. The Expense Cap may only be terminated or revised by the Board of Directors. The Investment Manager is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid. This reimbursement may be requested by the Investment Manager if the aggregate amount actually paid by the Capital Appreciation Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Cap.

Prospector Opportunity Fund (Prospectus Summary) | Prospector Opportunity Fund
OPPORTUNITY FUND
Investment Objective
The investment objective of the Opportunity Fund is capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Prospector Opportunity Fund No Classes
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES Fund (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Prospector Opportunity Fund No Classes
Management Fees		1.10%
Distribution and Service (12b-1) Fees		0.08%
Other Expenses		0.87%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		2.06%
Fee Waiver and Expense Reimbursement	[2]	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.51%
[1]	AFFE are indirect fees and expenses the Fund incurs from investing in the shares of other mutual funds ("Acquired Funds"). The fees represent the Fund's pro rata portion of the cumulative expenses charged by the Acquired Funds and are not direct costs paid by Fund shareholders. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets: Before Expense Reimbursement in the Financial Highlights of 1.50%, which reflects the operating expenses of the Fund and does not include AFFE.
[2]	The Investment Manager has contractually agreed to waive a portion of its fees and/or pay Fund expenses (excluding interest, taxes and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Opportunity Fund to 1.50% of its average daily net assets (the "Expense Cap") through at least September 30, 2012. The Expense Cap may only be terminated or revised by the Board of Directors. The Investment Manager is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid. This reimbursement may be requested by the Investment Manager if the aggregate amount actually paid by the Opportunity Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Cap. For more information on the Expense Cap, see "Understanding Expenses."

Example.
This Example is intended to help you compare the cost of investing in the
Opportunity Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the expense limitation in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Prospector Opportunity Fund No Classes	154	593	1,058	2,346

Portfolio Turnover.
The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Opportunity Fund invests primarily in a variety of equity and equity-related securities, including common stocks. The
Opportunity Fund attempts to buy investments priced to generate long-term total returns significantly above those of general stock indices and U.S.
treasuries. Using a value orientation, the Investment Manager will invest in positions in the United States and other developed markets. The Investment
Manager's investment strategy consists of bottom-up fundamental value analysis with an emphasis on balance sheet strength. Qualitative factors will also be considered, including quality of management, quality of product or service, overall franchise or brand value, composition of the Board, and the uniqueness of the business model. The Investment Manager looks for the presence of a catalyst to improve internal performance, such as a change in management, a new management incentive program closely linked to the price of the stock, the sale of an underperforming asset or business unit, or a positive change in industry fundamentals.

The Investment Manager believes that fundamental analysis can identify undervalued investment opportunities. Substantial gains are possible whenever a security's price does not accurately reflect future cash flow and earnings power or where current or future asset values have not been fully recognized. The
Investment Manager believes that risk can be managed through a careful selection process that focuses on the relationship between the actual market price of a security and the intrinsic value of which the security represents an interest.

The investment program of the Opportunity Fund will focus on value. The
Investment Manager believes that value will typically be manifest in one of four ways: (1) attractive corporate financial characteristics such as free cash flow yield, dividend yield and price/earnings (P/E) ratio; (2) cheap underlying assets as measured by analytical techniques such as private market value, replacement cost, or mark to market; (3) depressed stock price (often known as contrarian investing); and (4) companies with growth characteristics selling substantially less expensive compared to their own history or other similar growers. Suitable securities often look attractive on more than one measure of value.

In pursuit of its value-oriented strategy, the Opportunity Fund will invest significantly in small and mid-cap companies. For the purposes of this investment policy, small to mid-cap companies are defined as companies with market capitalizations at the time of purchase in the range of  $150 million to
 $15 billion. The Investment Manager believes that, within the small to mid-cap universe of equity securities, incremental returns can be achieved by combining a disciplined quantitative approach with traditional fundamental analysis. The
Opportunity Fund has no fixed ratio for small and mid-cap securities in its portfolio, and while its focus is on securities of U.S. companies, it may invest in securities of non-U.S. issuers as well. From time to time, the Opportunity
Fund may also invest in convertible preferred and convertible debt securities.

The Opportunity Fund may also engage in currency transactions as well as transactions involving the purchase and sale of options on securities and other types of derivatives.

Principal Investment Risks
The Opportunity Fund is subject to several risks, any of which could cause an investor to lose money.

With a portion of the Opportunity Fund's assets allocated to stocks, the
Opportunity Fund is subject to the following associated risk. Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

· Stock Market Risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. When the stock market is subject to significant volatility, the risks associated with an investment in a Fund may increase.

With a portion of its assets allocated to debt securities, the Opportunity Fund is subject to the following associated risks:

· Interest Rate Risk, which is the chance that the value of debt securities overall will decline because of rising interest rates;

· Income Risk, which is the chance that the Opportunity Fund's income will decline because of falling interest rates; and

· Credit Risk, which is the chance that a debt issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that debt to decline.

With a portion of its assets allocated to investments in smaller and mid-sized companies, the Opportunity Fund is subject to the following associated risk:

· Smaller and Mid-Sized Companies Risk, which is the risk that the securities of such issuers may be comparatively more volatile in price than those of companies with larger capitalizations, and may lack the depth of management and established markets for their products and/or services that may be associated with investments in larger issuers.

With a portion of its assets allocated to foreign securities, the Opportunity
Fund is subject to the following associated risks:

· Foreign Securities Risk, which is the risk associated with investments in foreign countries. The following factors make foreign securities more volatile: political, economic and social instability; foreign securities may be harder to sell, brokerage commissions and other fees may be higher for foreign securities; and foreign companies may not be subject to the same disclosure and reporting standards as U.S. companies.

· Currency Risk, which is the risk that the value of foreign securities may be affected by changes in currency exchange rates.

With a portion of its assets allocated to derivatives for risk management or hedging purposes, the Opportunity Fund is subject to the following associated risk:

· Derivatives Risk, which is the risk that the greater complexity involved with the use of derivatives may expose the Opportunity Fund to greater risks and result in poorer overall performance.

With a portion of its assets allocated to investments in value securities, the
Opportunity Fund is subject to the following associated risk:

· Value Investing. Value securities may not increase in price as anticipated by the Investment Manager, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the Investment
  Manager believes will increase a security's market value do not occur.

Performance
The following performance information indicates some of the risks of investing in the Opportunity Fund. The bar chart illustrates the variability of the Fund's returns by showing changes in the Fund's performance from year to year. The table illustrates how the Fund's average annual returns for 1 year and since inception compare with the Russell 2000® Index, an index that is a broad measure of market performance, as well as the Russell Midcap® Index, an index that reflects the types of securities in which the Fund invests. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance information is available on the
Fund's website at http://prospectorfunds.com/performance.html or by calling the
Fund toll-free at 1-877-734-7862.

Opportunity Fund Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Fund's highest quarterly return was 16.05% for the quarter ended September 30, 2009, and the lowest quarterly return was -12.97% for the quarter ended December 31, 2008.

Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns Prospector Opportunity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
No Classes	Return Before Taxes	16.94%	5.58%	Sep 28, 2007
No Classes After Taxes on Distributions	Return After Taxes on Distributions	16.73%	5.45%	Sep 28, 2007
No Classes After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.28%	4.77%	Sep 28, 2007
Russell 2000 Index	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	26.85%	0.26%	Sep 28, 2007
Russell Midcap Index	Russell Midcap�� Index (reflects no deduction for fees, expenses or taxes)	25.48%	(0.23%)	Sep 28, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
Prospector Opportunity Fund (Prospectus Summary) | Prospector Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	OPPORTUNITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Opportunity Fund is capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES Fund (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets: Before Expense Reimbursement in the Financial Highlights of 1.50%, which reflects the operating expenses of the Fund and does not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Opportunity Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the expense limitation in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Opportunity Fund invests primarily in a variety of equity and equity-related securities, including common stocks. The
Opportunity Fund attempts to buy investments priced to generate long-term total returns significantly above those of general stock indices and U.S.
treasuries. Using a value orientation, the Investment Manager will invest in positions in the United States and other developed markets. The Investment
Manager's investment strategy consists of bottom-up fundamental value analysis with an emphasis on balance sheet strength. Qualitative factors will also be considered, including quality of management, quality of product or service, overall franchise or brand value, composition of the Board, and the uniqueness of the business model. The Investment Manager looks for the presence of a catalyst to improve internal performance, such as a change in management, a new management incentive program closely linked to the price of the stock, the sale of an underperforming asset or business unit, or a positive change in industry fundamentals.

The Investment Manager believes that fundamental analysis can identify undervalued investment opportunities. Substantial gains are possible whenever a security's price does not accurately reflect future cash flow and earnings power or where current or future asset values have not been fully recognized. The
Investment Manager believes that risk can be managed through a careful selection process that focuses on the relationship between the actual market price of a security and the intrinsic value of which the security represents an interest.

The investment program of the Opportunity Fund will focus on value. The
Investment Manager believes that value will typically be manifest in one of four ways: (1) attractive corporate financial characteristics such as free cash flow yield, dividend yield and price/earnings (P/E) ratio; (2) cheap underlying assets as measured by analytical techniques such as private market value, replacement cost, or mark to market; (3) depressed stock price (often known as contrarian investing); and (4) companies with growth characteristics selling substantially less expensive compared to their own history or other similar growers. Suitable securities often look attractive on more than one measure of value.

In pursuit of its value-oriented strategy, the Opportunity Fund will invest significantly in small and mid-cap companies. For the purposes of this investment policy, small to mid-cap companies are defined as companies with market capitalizations at the time of purchase in the range of  $150 million to
 $15 billion. The Investment Manager believes that, within the small to mid-cap universe of equity securities, incremental returns can be achieved by combining a disciplined quantitative approach with traditional fundamental analysis. The
Opportunity Fund has no fixed ratio for small and mid-cap securities in its portfolio, and while its focus is on securities of U.S. companies, it may invest in securities of non-U.S. issuers as well. From time to time, the Opportunity
Fund may also invest in convertible preferred and convertible debt securities.

The Opportunity Fund may also engage in currency transactions as well as transactions involving the purchase and sale of options on securities and other types of derivatives.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Opportunity Fund is subject to several risks, any of which could cause an investor to lose money.

With a portion of the Opportunity Fund's assets allocated to stocks, the
Opportunity Fund is subject to the following associated risk. Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

· Stock Market Risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. When the stock market is subject to significant volatility, the risks associated with an investment in a Fund may increase.

With a portion of its assets allocated to debt securities, the Opportunity Fund is subject to the following associated risks:

· Interest Rate Risk, which is the chance that the value of debt securities overall will decline because of rising interest rates;

· Income Risk, which is the chance that the Opportunity Fund's income will decline because of falling interest rates; and

· Credit Risk, which is the chance that a debt issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that debt to decline.

With a portion of its assets allocated to investments in smaller and mid-sized companies, the Opportunity Fund is subject to the following associated risk:

· Smaller and Mid-Sized Companies Risk, which is the risk that the securities of such issuers may be comparatively more volatile in price than those of companies with larger capitalizations, and may lack the depth of management and established markets for their products and/or services that may be associated with investments in larger issuers.

With a portion of its assets allocated to foreign securities, the Opportunity
Fund is subject to the following associated risks:

· Foreign Securities Risk, which is the risk associated with investments in foreign countries. The following factors make foreign securities more volatile: political, economic and social instability; foreign securities may be harder to sell, brokerage commissions and other fees may be higher for foreign securities; and foreign companies may not be subject to the same disclosure and reporting standards as U.S. companies.

· Currency Risk, which is the risk that the value of foreign securities may be affected by changes in currency exchange rates.

With a portion of its assets allocated to derivatives for risk management or hedging purposes, the Opportunity Fund is subject to the following associated risk:

· Derivatives Risk, which is the risk that the greater complexity involved with the use of derivatives may expose the Opportunity Fund to greater risks and result in poorer overall performance.

With a portion of its assets allocated to investments in value securities, the
Opportunity Fund is subject to the following associated risk:

· Value Investing. Value securities may not increase in price as anticipated by the Investment Manager, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the Investment
  Manager believes will increase a security's market value do not occur.

Risk, Lose Money	rr_RiskLoseMoney	The Opportunity Fund is subject to several risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Opportunity Fund. The bar chart illustrates the variability of the Fund's returns by showing changes in the Fund's performance from year to year. The table illustrates how the Fund's average annual returns for 1 year and since inception compare with the Russell 2000® Index, an index that is a broad measure of market performance, as well as the Russell Midcap® Index, an index that reflects the types of securities in which the Fund invests. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance information is available on the
Fund's website at http://prospectorfunds.com/performance.html or by calling the
Fund toll-free at 1-877-734-7862.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Opportunity Fund. The bar chart illustrates the variability of the Fund's returns by showing changes in the Fund's performance from year to year. The table illustrates how the Fund's average annual returns for 1 year and since inception compare with the Russell 2000�� Index, an index that is a broad measure of market performance, as well as the Russell Midcap�� Index, an index that reflects the types of securities in which the Fund invests.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-734-7862
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://prospectorfunds.com/performance.html
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Opportunity Fund Calendar Year Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund's highest quarterly return was 16.05% for the quarter ended September 30, 2009, and the lowest quarterly return was -12.97% for the quarter ended December 31, 2008.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2010)
Prospector Opportunity Fund (Prospectus Summary) | Prospector Opportunity Fund | No Classes
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.97%)
Prospector Opportunity Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Prospector Opportunity Fund | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Prospector Opportunity Fund | No Classes
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	593
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,058
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,346
Annual Return 2008	rr_AnnualReturn2008	(19.14%)
Annual Return 2009	rr_AnnualReturn2009	26.10%
Annual Return 2010	rr_AnnualReturn2010	16.94%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Prospector Opportunity Fund | No Classes | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Prospector Opportunity Fund | No Classes | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007

[1]	AFFE are indirect fees and expenses the Fund incurs from investing in the shares of other mutual funds ("Acquired Funds"). The fees represent the Fund's pro rata portion of the cumulative expenses charged by the Acquired Funds and are not direct costs paid by Fund shareholders. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets: Before Expense Reimbursement in the Financial Highlights of 1.50%, which reflects the operating expenses of the Fund and does not include AFFE.
[2]	The Investment Manager has contractually agreed to waive a portion of its fees and/or pay Fund expenses (excluding interest, taxes and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Opportunity Fund to 1.50% of its average daily net assets (the "Expense Cap") through at least September 30, 2012. The Expense Cap may only be terminated or revised by the Board of Directors. The Investment Manager is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid. This reimbursement may be requested by the Investment Manager if the aggregate amount actually paid by the Opportunity Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Cap. For more information on the Expense Cap, see "Understanding Expenses."